The Investment Company of America®
Investment portfolio
September 30, 2023
unaudited

Common stocks 95.93% Energy 5.81%	Shares	Value (000)
Baker Hughes Co., Class A	36,359,140	$1,284,205
Canadian Natural Resources, Ltd. (CAD denominated)[1]	16,156,152	1,044,842
Cenovus Energy, Inc. (CAD denominated)	23,674,055	492,915
Cheniere Energy, Inc.	998,182	165,658
Chevron Corp.	3,381,745	570,230
ConocoPhillips	3,989,500	477,942
Diamondback Energy, Inc.	549,000	85,029
EOG Resources, Inc.	9,997,086	1,267,231
Exxon Mobil Corp.	3,965,933	466,314
Halliburton Co.	5,739,548	232,452
Pioneer Natural Resources Co.	748,728	171,871
TC Energy Corp. (CAD denominated)[1]	5,913,809	203,375
Woodside Energy Group, Ltd.	1,996,365	46,512
Woodside Energy Group, Ltd. (CDI)	1,904,338	44,084
		6,552,660
Materials 3.82%
Albemarle Corp.	27,424	4,663
Celanese Corp.[2]	7,371,037	925,213
Corteva, Inc.	2,436,315	124,642
Ecolab, Inc.	1,332,932	225,799
Freeport-McMoRan, Inc.	11,710,175	436,672
Linde PLC	5,371,079	1,999,921
Olin Corp.	728,783	36,425
Rio Tinto PLC	7,152,972	449,329
Sherwin-Williams Co.	383,958	97,928
		4,300,592
Industrials 12.78%
AB Volvo, Class B	474,209	9,762
Airbus SE, non-registered shares	1,398,666	187,117
AMETEK, Inc.	257,448	38,041
BAE Systems PLC	16,659,352	202,226
Boeing Co.[3]	5,149,730	987,100
Carrier Global Corp.	30,421,497	1,679,267
Ceridian HCM Holding, Inc.[3]	1,670,441	113,339
CSX Corp.	7,294,873	224,317
Delta Air Lines, Inc.	3,303,983	122,247
Equifax, Inc.	1,031,987	189,039
FedEx Corp.	481,349	127,519
General Dynamics Corp.	2,263,403	500,144
General Electric Co.	37,121,033	4,103,730
HEICO Corp., Class A	56,177	7,259
Honeywell International, Inc.	603,760	111,539
Illinois Tool Works, Inc.	2,465,552	567,841
Ingersoll-Rand, Inc.	2,445,619	155,835
The Investment Company of America — Page 1 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Lincoln Electric Holdings, Inc.	658,800	$119,763
Northrop Grumman Corp.	1,370,331	603,206
Otis Worldwide Corp.	3,050,615	244,995
Paychex, Inc.	752,712	86,810
RTX Corp.	20,609,189	1,483,243
Safran SA	669,290	104,646
SS&C Technologies Holdings, Inc.	2,789,061	146,537
Stanley Black & Decker, Inc.[1]	1,210,287	101,156
TFI International, Inc.	3,270,858	420,011
TransDigm Group, Inc.[3]	124,564	105,024
Uber Technologies, Inc.[3]	9,054,482	416,416
Union Pacific Corp.	2,228,334	453,756
United Airlines Holdings, Inc.[3]	1,287,054	54,442
United Rentals, Inc.	1,176,592	523,078
Waste Connections, Inc.	357,379	47,996
Waste Management, Inc.	1,112,920	169,654
		14,407,055
Consumer discretionary 9.05%
Amazon.com, Inc.[3]	23,330,047	2,965,716
Aptiv PLC[3]	688,746	67,903
Chipotle Mexican Grill, Inc.[3]	90,043	164,943
Cie. Financière Richemont SA, Class A	850,756	103,658
D.R. Horton, Inc.	3,438,920	369,581
DoorDash, Inc., Class A3	1,161,685	92,319
General Motors Co.	10,607,635	349,734
Hilton Worldwide Holdings, Inc.	760,089	114,150
Home Depot, Inc.	5,611,223	1,695,487
Kering SA	221,552	100,731
LVMH Moët Hennessy-Louis Vuitton SE	45,915	34,640
Marriott International, Inc., Class A	974,567	191,561
McDonald’s Corp.	992,725	261,524
NIKE, Inc., Class B	2,968,384	283,837
Norwegian Cruise Line Holdings, Ltd.[1,3]	8,885,150	146,427
Restaurant Brands International, Inc.[1]	7,996,683	532,739
Royal Caribbean Cruises, Ltd.[1,2,3]	17,528,433	1,615,070
Starbucks Corp.	5,237,178	477,997
Tapestry, Inc.	2,030,608	58,380
Tesla, Inc.[3]	1,219,324	305,099
TJX Companies, Inc.	2,390,796	212,494
Tractor Supply Co.	255,139	51,806
		10,195,796
Consumer staples 6.83%
Altria Group, Inc.	7,400,755	311,202
Anheuser-Busch InBev SA/NV	371,992	20,485
Archer Daniels Midland Co.	1,487,291	112,171
British American Tobacco PLC	70,231,058	2,204,697
Church & Dwight Co., Inc.	1,335,128	122,338
Constellation Brands, Inc., Class A	1,412,668	355,046
Danone SA	2,495,253	137,478
Dollar General Corp.	2,539,596	268,689
Estée Lauder Companies, Inc. (The), Class A	1,997,207	288,696
General Mills, Inc.	6,180,382	395,483
Keurig Dr Pepper, Inc.	13,351,133	421,495
The Investment Company of America — Page 2 of 10

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Kraft Heinz Co.	1,539,008	$51,772
Molson Coors Beverage Co., Class B, restricted voting shares	1,234,166	78,481
Mondelez International, Inc.	4,048,639	280,976
PepsiCo, Inc.	3,984,688	675,165
Philip Morris International, Inc.	21,298,775	1,971,841
		7,696,015
Health care 12.41%
Abbott Laboratories	22,629,979	2,191,713
AbbVie, Inc.	6,187,033	922,239
Amgen, Inc.	1,010,005	271,449
AstraZeneca PLC	1,392,133	187,349
AstraZeneca PLC (ADR)	775,946	52,547
Bristol-Myers Squibb Co.	4,344,812	252,173
Cencora, Inc.	898,070	161,626
CVS Health Corp.	891,223	62,225
Daiichi Sankyo Co., Ltd.	9,976,200	273,805
Danaher Corp.	2,777,471	689,091
DexCom, Inc.[3]	2,421,228	225,901
Edwards Lifesciences Corp.[3]	1,845,085	127,827
Elevance Health, Inc.	386,620	168,342
Eli Lilly and Co.	1,923,618	1,033,233
GE HealthCare Technologies, Inc.	16,047,906	1,091,900
Gilead Sciences, Inc.	10,095,129	756,529
Humana, Inc.	828,584	403,123
Johnson & Johnson	405,544	63,163
Medtronic PLC	5,597,477	438,618
Novo Nordisk AS, Class B	6,779,579	616,710
Pfizer, Inc.	1,756,152	58,252
Regeneron Pharmaceuticals, Inc.[3]	330,864	272,288
Sanofi	741,420	79,556
Stryker Corp.	1,562,576	427,005
Takeda Pharmaceutical Co., Ltd.	5,530,000	171,739
Thermo Fisher Scientific, Inc.	1,452,311	735,116
UnitedHealth Group, Inc.	3,757,029	1,894,256
Vertex Pharmaceuticals, Inc.[3]	530,341	184,421
Zoetis, Inc., Class A	971,799	169,074
		13,981,270
Financials 10.39%
AIA Group, Ltd.	29,188,200	236,105
American International Group, Inc.	20,440,437	1,238,691
Aon PLC, Class A	405,561	131,491
Arthur J. Gallagher & Co.	2,538,143	578,519
Berkshire Hathaway, Inc., Class B3	222,745	78,028
BlackRock, Inc.	981,655	634,630
Blackstone, Inc.	3,569,618	382,449
Capital One Financial Corp.	3,017,313	292,830
Charles Schwab Corp. (The)	509,073	27,948
Chubb, Ltd.	3,853,099	802,138
Citizens Financial Group, Inc.	1,727,814	46,305
CME Group, Inc., Class A	505,055	101,122
Fidelity National Information Services, Inc.	8,957,318	495,071
Great-West Lifeco, Inc.	13,251,867	379,141
JPMorgan Chase & Co.	6,084,470	882,370
The Investment Company of America — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
KKR & Co., Inc.	5,613,181	$345,772
Marsh & McLennan Companies, Inc.	1,343,355	255,641
Mastercard, Inc., Class A	6,001,597	2,376,092
Morgan Stanley	10,552,492	861,822
MSCI, Inc.	453,174	232,515
PNC Financial Services Group, Inc.	2,195,218	269,507
S&P Global, Inc.	1,670,196	610,306
Toast, Inc., Class A3	1,966,848	36,839
Truist Financial Corp.	1,846,637	52,832
Visa, Inc., Class A	806,819	185,576
Wells Fargo & Co.	4,178,667	170,740
		11,704,480
Information technology 21.39%
Accenture PLC, Class A	1,470,612	451,640
Adobe, Inc.[3]	1,282,269	653,829
Amphenol Corp., Class A	4,909,317	412,334
Apple, Inc.	13,600,844	2,328,600
Applied Materials, Inc.	3,419,873	473,481
Arista Networks, Inc.[3]	734,067	135,017
ASML Holding NV	616,253	361,888
Broadcom, Inc.	6,259,563	5,199,068
Cognizant Technology Solutions Corp., Class A	419,890	28,443
Datadog, Inc., Class A3	260,542	23,733
EPAM Systems, Inc.[3]	1,868,342	477,716
Intel Corp.	32,873,669	1,168,659
KLA Corp.	21,482	9,853
Marvell Technology, Inc.	7,148,471	386,947
Micron Technology, Inc.	9,284,285	631,610
Microsoft Corp.	26,399,736	8,335,717
NetApp, Inc.	179,182	13,596
NVIDIA Corp.	182,321	79,308
Palo Alto Networks, Inc.[3]	499,641	117,136
QUALCOMM, Inc.	1,073,462	119,219
Salesforce, Inc.[3]	3,968,246	804,681
Samsung Electronics Co., Ltd.	2,451,970	124,229
ServiceNow, Inc.[3]	1,054,214	589,263
Shopify, Inc., Class A, subordinate voting shares[3]	301,083	16,430
Snowflake, Inc., Class A3	1,268,711	193,821
Texas Instruments, Inc.	5,569,009	885,528
Trimble, Inc.[3]	527,265	28,398
Zscaler, Inc.[3]	360,789	56,135
		24,106,279
Communication services 9.60%
Alphabet, Inc., Class A3	17,519,165	2,292,558
Alphabet, Inc., Class C3	16,965,445	2,236,894
Charter Communications, Inc., Class A3	120,592	53,039
Comcast Corp., Class A	37,931,392	1,681,878
Meta Platforms, Inc., Class A3	9,985,272	2,997,678
Netflix, Inc.[3]	3,752,947	1,417,113
Take-Two Interactive Software, Inc.[3]	512,700	71,978
T-Mobile US, Inc.	466,771	65,371
		10,816,509
The Investment Company of America — Page 4 of 10

unaudited
Common stocks (continued) Utilities 2.74%	Shares	Value (000)
AES Corp.	8,327,569	$126,579
CenterPoint Energy, Inc.	4,964,348	133,293
CMS Energy Corp.	2,453,706	130,316
Constellation Energy Corp.	1,625,978	177,362
DTE Energy Co.	1,181,083	117,258
Edison International	9,062,033	573,536
Entergy Corp.	2,542,120	235,146
NextEra Energy, Inc.	1,191,269	68,248
PG&E Corp.[3]	72,100,229	1,162,977
Public Service Enterprise Group, Inc.	670,389	38,152
Sempra	4,836,651	329,037
		3,091,904
Real estate 1.11%
American Tower Corp. REIT	1,306,466	214,848
CoStar Group, Inc.[3]	2,994,547	230,251
Equinix, Inc. REIT	456,854	331,795
Prologis, Inc. REIT	1,523,241	170,923
SBA Communications Corp. REIT, Class A	416,709	83,413
VICI Properties, Inc. REIT	7,100,252	206,617
Welltower, Inc. REIT	174,006	14,254
		1,252,101
Total common stocks (cost: $65,056,244,000)		108,104,661
Preferred securities 0.04% Financials 0.04%
Fannie Mae, Series O, 7.00% noncumulative preferred shares[3]	4,815,256	19,261
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 6.288% noncumulative preferred shares[3,4,5]	565,000	1,085
Fannie Mae, Series R, 7.625% noncumulative preferred shares[3]	2,946,415	5,804
Fannie Mae, Series T, 8.25% noncumulative preferred shares[3]	9,922,867	22,922
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[3]	1,818,512	3,546
Total preferred securities (cost: $47,694,000)		52,618
Convertible stocks 0.09% Utilities 0.09%
AES Corp., convertible preferred units, 6.875% 2/15/2024	506,812	30,916
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	1,679,642	63,541
Total convertible stocks (cost: $133,064,000)		94,457
Convertible bonds & notes 0.01% Consumer discretionary 0.01%	Principal amount (000)
Royal Caribbean Cruises, Ltd. 2.875% 11/15/2023[2]	USD8,508	9,622
Financials 0.00%
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026	6,638	5,016
Total convertible bonds & notes (cost: $13,694,000)		14,638
The Investment Company of America — Page 5 of 10

unaudited
Bonds, notes & other debt instruments 0.10% Corporate bonds, notes & loans 0.06% Consumer discretionary 0.04%	Principal amount (000)	Value (000)
Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	USD7,384	$7,193
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[2,6]	20,954	21,752
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[2,6]	17,415	18,411
		47,356
Industrials 0.02%
TransDigm, Inc. 4.875% 5/1/2029	21,920	19,286
Total corporate bonds, notes & loans		66,642
U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%
U.S. Treasury 4.125% 9/30/2027	44,535	43,613
Total bonds, notes & other debt instruments (cost: $108,744,000)		110,255
Short-term securities 3.99% Money market investments 3.79%	Shares
Capital Group Central Cash Fund 5.44%[2,7]	42,739,454	4,273,518
Money market investments purchased with collateral from securities on loan 0.20%
Capital Group Central Cash Fund 5.44%[2,7,8]	371,717	37,168
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[7,8]	32,307,383	32,307
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.24%[7,8]	26,800,000	26,800
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.23%[7,8]	26,800,000	26,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[7,8]	26,800,000	26,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[7,8]	24,500,000	24,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[7,8]	22,300,000	22,300
Fidelity Investments Money Market Government Portfolio, Class I 5.23%[7,8]	15,600,000	15,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.27%[7,8]	11,100,000	11,100
		223,375
Total short-term securities (cost: $4,496,623,000)		4,496,893
Total investment securities 100.16% (cost: $69,856,063,000)		112,873,522
Other assets less liabilities (0.16%)		(181,866)
Net assets 100.00%		$112,691,656
The Investment Company of America — Page 6 of 10

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend or interest income (000)
Common stocks 2.25%
Energy 0.00%
Baker Hughes Co., Class A9	$1,557,300	$—	$560,707	$173,564	$114,048	$—	$28,757
Materials 0.82%
Celanese Corp.	—	807,618	1,637	351	118,881	925,213	4,232
Industrials 0.00%
TFI International, Inc.[9]	516,593	—	210,196	23,693	89,921	—	4,050
Consumer discretionary 1.43%
Royal Caribbean Cruises, Ltd.[1,3]	770,566	257,302	61,288	(5,860)	654,350	1,615,070	—
Total common stocks						2,540,283
Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 2.875% 11/15/2023	8,387	—	19	3	1,251	9,622	183
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 6/15/2023[10]	114,413	—	122,040	4,329	3,298	—	2,089
						9,622
Bonds, notes & other debt instruments 0.04%
Consumer discretionary 0.04%
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	21,085	—	—	—	667	21,752	1,293
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	17,916	—	—	—	495	18,411	1,205
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[10]	10,199	—	10,035	146	(310)	—	575
						40,163
Short-term securities 3.82%
Money market investments 3.79%
Capital Group Central Cash Fund 5.44%[7]	5,773,085	8,228,057	9,727,768	495	(351)	4,273,518	198,622
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.44%[7,8]	5,028	32,140 [11]				37,168	— [12]
Total short-term securities						4,310,686
Total 6.12%				$196,721	$982,250	$6,900,754	$241,006

[1]	All or a portion of this security was on loan. The total value of all such securities was $549,871,000, which represented .49% of the net assets of the fund.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Security did not produce income during the last 12 months.
[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $47,356,000, which represented .04% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 9/30/2023.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2023. Refer to the investment portfolio for the security value at 9/30/2023.
[10]	Affiliated issuer during the reporting period but no longer held at 9/30/2023.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
The Investment Company of America — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Investment Company of America — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$6,462,064	$90,596	$—	$6,552,660
Materials	3,851,263	449,329	—	4,300,592
Industrials	13,903,304	503,751	—	14,407,055
Consumer discretionary	9,956,767	239,029	—	10,195,796
Consumer staples	5,333,355	2,362,660	—	7,696,015
Health care	12,652,111	1,329,159	—	13,981,270
Financials	11,468,375	236,105	—	11,704,480
Information technology	23,620,162	486,117	—	24,106,279
Communication services	10,816,509	—	—	10,816,509
Utilities	3,091,904	—	—	3,091,904
Real estate	1,252,101	—	—	1,252,101
Preferred securities	52,618	—	—	52,618
Convertible stocks	94,457	—	—	94,457
Convertible bonds & notes	—	14,638	—	14,638
Bonds, notes & other debt instruments	—	110,255	—	110,255
Short-term securities	4,496,893	—	—	4,496,893
Total	$107,051,883	$5,821,639	$—	$112,873,522

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
The Investment Company of America — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-004-1123O-S96436
The Investment Company of America — Page 10 of 10